Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended	6 Months Ended	30 Months Ended
	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss)	$ (886)	$ (863)	$ (3,566)
Decrease of deposits from customers		(2,500)
Increase of taxes payable		(35)
Decrease (increase) of Accounts receivable		4,000
Increase of Due to Officer	(1,500)	(2,000)	(460)
Increase of Depreciation, amortization, and other noncash items	554	308	2,160
Net cash provided by operating activities	(1,832)	(9,090)	(1,866)
Investing Activities
Purchases of Computer System		(1,195)	(5,548)
CASH FLOWS FROM FINANCING ACTIVITIES:
Common stock issued			51,468
Other paid-in capital			29,169
Increase (decrease) in cash
Cash, beginning at the period	$ 75,055	80,790
Cash, end at the period		$ 70,505	$ 73,222